American Century California Tax-Free and Municipal Funds

PROSPECTUS SUPPLEMENT

CALIFORNIA HIGH-YIELD MUNICIPAL FUND

Supplement dated July 1, 2003 * Prospectus dated December 20, 2002
                                (Investor Class, A Class, B Class and C Class)

The following replaces the Average Annual Total Returns table on page 4 of the
Investor Class and page 4 of the A/B/C Class prospectuses:

    INVESTOR CLASS

    For the calendar year ended December 31, 2001        1 year    5 years   10 years   Life of Fund(1)
    ---------------------------------------------------------------------------------------------------
    California High-Yield Municipal
    Return Before Taxes                                  5.02%     6.18%     7.05%      6.41%
    Return After Taxes on Distributions                  5.02%     6.04%     6.94%      N/A
    Return After Taxes on Distributions
     and Sale of Fund Shares                             5.23%     6.02%     6.85%      N/A
    Lehman Brothers Long-Term Municipal Bond Index       4.79%     6.27%     7.21%      7.84%
     (reflects no deduction for fees, expenses and taxes)
    ---------------------------------------------------------------------------------------------------

    (1)  The inception date for the fund is December 30, 1986.

The following replaces the Shareholder fees chart on page 5 of the A/B/C Class prospectus:

    SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                  A Class    B Class    C Class
    ------------------------------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases              4.50%      None       None
     (as a percentage of offering price)
    ------------------------------------------------------------------------------------------------
    Maximum Deferred Sales Charge (Load)                          None(1)    5.00%(2)   1.00%(3)
     (as a percentage of the original offering price
     for B Class shares or the lower of the original offering
     price or redemption proceeds for A and C Class shares)
    ------------------------------------------------------------------------------------------------

    (1)  Investments of $1 million or more in A Class shares may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.

    (2)  This charge is 5.00% during the first year after purchase, declines over the next five years as shown on page 15, and is eliminated after six years.

    (3)  This charge is 1.00% in the first year after purchase and is eliminated thereafter.

The following replaces the section C Class on page 15:

    C Class Shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within 12 months of purchase you pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less.

    The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

SH-SPL-35105   0307

American Century California Tax-Free and Municipal Funds * American Century
Capital Portfolios, Inc. * American Century Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

Supplement dated July 1, 2003 * Statement of Additional Information dated
                                December 20, 2002 (American Century California Tax-Free and Municipal
                                Funds and American Century Capital Portfolios, Inc.)

                                February 28, 2003 (American Century Municipal Trust)

The following replaces the chart on page 40 of the American Century Municipal
Trust Statement of Additional Information and page 37 of the American Century
California Tax-Free and Municipal Funds Statement of Additional Information.

    Purchase Amount             Dealer Concession
    ----------------------------------------------
    less than $50,000           4.00%
    ----------------------------------------------
    $50,000 - $99,999           4.00%
    ----------------------------------------------
    $100,000 - $249,999         3.00%
    ----------------------------------------------
    $250,000 - $499,999         2.00%
    ----------------------------------------------
    $500,000 - $999,999         1.75%
    ----------------------------------------------
    $1,000,000 - $3,999,999     1.00%
    ----------------------------------------------
    $4,000,000 - $9,999,999     0.50%
    ----------------------------------------------
    greater than $10,000,000    0.25%
    ----------------------------------------------

The following replaces the second sentence in the first  paragraph on page 41 of the American Century Municipal Trust Statement of Additional Information and
page 37 of the American Century California Tax-Free and Municipal Funds
Statement of Additional Information:

    Payments will equal 4.00% of the purchase price of B Class shares of the funds and 1.00% of the purchase price of the C Class shares sold by the intermediary.

The following replaces the fourth sentence in the fifth paragraph under the section titled, Valuation of a Fund's Securities, on page 44 of the American
Century Capital Portfolios, Inc. Statement of Additional Information:

    Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, the last sale price, or the official close price.

The following is inserted at the end of the section titled How Fund Performance
Information is Calculated, on page 47 of the American Century Capital
Portfolios, Inc. Statement of Additional Information:

    The funds also may elect to advertise an annualized distribution rate, computed by multiplying the ordinary dividends earned by a fund over the most recent calendar quarter (excluding capital gains) by 4, dividing that number by the fund's share price (net asset value or maximum offering price)
    at the end of the period, and then multiplying that amount by 100:

    (Dividends Earned Over Last Calendar Quarter  X  4)
    ---------------------------------------------------  X  100  =  Annualized Distribution Rate
                Current Share Price

    The annualized distribution rate for a fund will differ from the fund's
    30-day SEC yield. The annualized distribution rate for the A Class, B Class and C Class shares of a fund assumes no CDSC is paid.

The following is inserted at the end of the section titled, How Fund Performance
Information is Calculated, on page 44 of the American Century California
Tax-Free and Municipal Funds Statement of Additional Information and on page 47 of the American Century Municipal Trust Statement of Additional Information:

    The funds also may elect to advertise an annualized distribution rate, computed by multiplying the ordinary  dividends earned by a fund over a
    30-day period (excluding capital gains) by 12, dividing that number by the fund's share price (net asset value or maximum offering price) at the end of the period, and then multiplying  that amount by 100:

     (Dividends Earned Over Last 30 Days  X  12)
      ------------------------------------------   X  100  =  Annualized Distribution Rate
                Current Share Price

    The annualized distribution rate for a fund will differ from the fund's
    30-day SEC yield. The annualized  distribution rate for A Class, B Class and
    C Class shares of a fund assumes no CDSC is paid.

SH-SPL-35107   0307